STOCK BASED COMPENSATION (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
STOCK BASED COMPENSATION [Abstract]
Information on Stock Options Outstanding
The following table summarizes information on stock options outstanding as of June 30, 2022 and 2021 under the Legacy Incentive Plan:

	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2022	6,802,437	$0.38	4,628,311	6.79	$0.24
Options granted	—
Options exercised	(530,666)	$0.55
Options forfeited	(61,460)	$0.75
Options cancelled	(4,791)	$0.75
Outstanding Balance, June 30, 2022	6,205,520
Conversion ratio	0.5929
SpringBig Holdings options	3,679,171	0.58	3,486,482	—	—

The following table summarizes information on stock options outstanding as of December 31, 2021 and 2020:
	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2020	4,597,500	$0.19	2,970,724	8.48	$0.17
Options granted	1,575,000	$0.68
Options exercised	(33,436)	$0.37
Options forfeited	(56,668)	$0.33
Options cancelled	(41,353)	$0.39
Outstanding Balance, December 31, 2020	6,041,043	$0.31	3,838,429	7.62	$0.19

Options granted	1,173,500	$ 0.75
Options exercised	(159,477)	$0.24
Options forfeited	(237,528)	$0.66
Options cancelled	(15,101)	$0.54
Outstanding Balance, December 31, 2021	6,802,437	$0.38	4,628,311	6.79	$ 0.24

Aggregate Intrinsic Value
The following table summarizes the aggregate intrinsic value as of December 31, 2021 and 2020:
	Options Outstanding		Options Vested and Exercisable
	(In thousands except share data)		(In thousands except share data)
Fixed Options	Number of Options	Aggregate Intrinsic Value	Number of Options	Aggregate Intrinsic Value
January 1, 2020	4,597,500	$1,162	2,970,724	$812
December 31, 2020	6,041,043	$2,649	3,838,429	$2,146
December 31, 2021	6,802,437	$24,761	4,628,311	$18,652

Weighted average Assumptions Used in Determining Fair Value
The following table provides the weighted average assumptions used in determining the fair value of the stock-based awards for the twelve months ended December 31, 2021 and 2020:
	2021	2020
Risk-free rate	1.07%	0.79%
Expected life (years)	6.06	5.76
Expected volatility	52.72%	52.53%
Expected dividend yield	—%	—%